Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (2,927)	$ 21	$ (4,252)	$ (482)	$ (4,623)	$ (521)	$ (1,182)	$ (688)
Loss from discontinued operations, net of tax							45	84
Loss from continuing operations							(1,137)	(604)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	613	650	1,219	1,302	1,819	1,953	2,591	2,894
Stock-based compensation expense	111		115	123	173	302	481	49
Rent expense in excess of cash paid	60	24	153	34	126	27	7	168
Rent revenue in excess of cash received	(440)	(901)	(73)	(1,229)	(1,410)	(2,150)	(2,687)	(979)
Amortization of deferred financing costs, debt discounts and premiums	22	33	44	55	67	77	98	128
Gain on debt extinguishment						(146)	(146)
Bad debt expense	1,761	40	2,227	77	3,742	76	256	925
Changes in operating assets and liabilities:
Accounts receivable	(1,696)	573	(3,446)	637	(4,349)	758	693	(1,084)
Prepaid expenses and other assets	94	128	358	244	533	636	932	660
Accounts payable and accrued expenses	950	1,705	1,138	1,471	2,013	2,859	3,667	13
Other liabilities	(127)	77	(281)	155	(262)	241	452	281
Net cash provided by operating activities—continuing operations							5,207	2,451
Net cash used in operating activities—discontinued operations							(313)	(1,156)
Net cash (used in) provided by operating activities	(1,579)	2,350	(2,798)	2,387	(2,171)	4,112	4,894	1,295
Cash flows from investing activities:
Purchase of property and equipment	(80)	(33)	(152)	(74)	(183)	(119)	(123)	(450)
Net cash used in investing activities—continuing operations							(123)	(450)
Net cash used in investing activities	(80)	(33)	(152)	(74)	(183)	(119)	(123)	(450)
Cash flows from financing activities:
Payment of senior debt	(408)	(311)	(806)	(1,078)	(1,219)	(1,710)
Payment of other debt	(219)	(311)	(572)	(121)	(882)	(121)
Proceeds from other debt			50		50
Proceeds from debt issuance								229
Repayment on notes payable							(2,266)	(1,504)
Repayment on bonds payable							(121)	(116)
Debt extinguishment and issuance costs						(21)	(21)
Repurchase of common stock	(46)		(46)	(7)	(46)	(7)	(7)
Net cash used in financing activities—continuing operations							(2,415)	(1,391)
Net cash used in financing activities	(673)	(622)	(1,374)	(1,206)	(2,097)	(1,859)	(2,415)	(1,391)
Net change in cash and restricted cash	(2,332)	1,695	(4,324)	1,107	(4,451)	2,134	2,356	(546)
Cash and restricted cash, beginning	9,848	7,492	9,848	7,492	9,848	7,492	7,492	8,038
Cash and restricted cash, ending	7,516	9,187	5,524	8,599	5,397	9,626	9,848	7,492
Supplemental disclosure of cash flow information:
Cash interest paid	633	741	1,256	1,435	1,797	2,154	2,797	2,447
Cash income taxes paid
Supplemental disclosure of non-cash activities:
Non-cash payments of long-term debt						(5,044)	(5,044)
Non cash debt issuance costs and extinguishment expenses						(102)	(102)
Net payments through Lender						(5,146)	(5,146)
Non-cash proceeds from financing						5,146	5,146
Net proceeds through Lender							5,146
Net proceeds through Lender
Non-cash gain on PPP Loan forgiveness						229	229
Non-cash settlement of Peach Line (notes receivable)								350
Capture of security deposit and other payables							38	202
Non-cash proceeds from vendor-financed insurance							$ 867	$ 339
Vendor-financed insurance	$ 606	$ 636	$ 1,078	$ 867	1,078	867
Non-cash proceeds from sale of property and equipment